Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 48,474,203.16
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,421.40
Offering Note	1) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3ASR (File No. 333-274822) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. 2)Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(r) of the Securities Act of 1933, as amended, and based upon the average of the high and low sales price of a share of the Registrant's common shares, as reported by the New York Stock Exchange on August 12, 2025.